Earnings Per Share (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Anti-dilutive shares not included in calculation of diluted earnings per share
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount	9,793	2,257	2,730
Stock Option Awards [Member]
Anti-dilutive shares not included in calculation of diluted earnings per share
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount	904	836	767
Non-vested Share Awards [Member]
Anti-dilutive shares not included in calculation of diluted earnings per share
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount	401	323	228
Conversion of Exchangeable Senior Notes [Member]
Anti-dilutive shares not included in calculation of diluted earnings per share
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount	814	1,098	1,735
Series A Preferred Stock [Member]
Anti-dilutive shares not included in calculation of diluted earnings per share
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount	7,674